SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Text Block]
11.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
	December	December
For the year ended	31, 2014	31, 2013

	$	$
Cash paid during the period for:
Interest	-	-
Income taxes	-	-